Trade and Finance Receivables - Receivables Narrative (Details) (Grower receivables, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserve for advances made to grower	$ 32,877,000	$ 36,854,000	$ 37,519,000
Amount the Company recovered from the bankruptcy trustee and other creditors of the grower	1,128,000	1,597,000
Notes, loans and financing receivable, net, current	2,884,000	4,154,000
Notes, loans and financing receivable, net, noncurrent	0	0
Chilean | Grower of grapes and other produce
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross grower receivables	29,000,000	30,000,000
Reserve for advances made to grower			32,000,000
Amount the Company recovered from the bankruptcy trustee and other creditors of the grower	$ 1,000,000	$ 2,000,000